Shareholders’ Meetings (Details Narrative) - USD ($)		12 Months Ended
	Apr. 25, 2024	Dec. 31, 2024
Shareholders Meetings
Description of ordinary and extraordinary shareholders meeting	To allocate the $ 48,371 profit for the year ended December 31, 2023 corresponding to the financial statements issued on March 8, 2024 (which at the purchasing power of the currency at December 31, 2024 amounts to $ 105,335) to the absorption of the accumulated deficit of the Unappropriated Retained Earnings account, in accordance with the terms of section 70, 3rd paragraph, of Business Organizations Law No. 19,550.
Delegate powers to board of directors		$ 750,000,000